Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial Income (Loss) [Abstract]
Interest on bond loans	€ (2,155)	€ 39
Interest on convertible loan notes	(1,356)	(1,436)
Interest on conditional advances	(22)	(51)
Interest on royalty certificates	(983)	(932)
Interest on lease liabilities	(19)	(5)
Increase in derivatives fair value	(175)	(1,187)
Increase in other liabilities at fair value through profit and loss	(1,051)	0
Transaction costs	0	(581)
Foreign exchange losses	(954)	(69)
Other	(6)	(5)
Financial expenses	(6,723)	(4,228)
Interest income	859	2,534
Decrease/(increase) in derivatives fair value	145	0
Decrease/(increase) in other liabilities at fair value through profit and loss	0	1,571
Effect of unwinding the discount related to advances made to CROs	233	182
Day-one gain on recognition of financial liabilities	147	147
Foreign exchange gains	80	1,585
Other financial income	88	12
Financial income	1,552	6,031
Financial gain (loss)	€ (5,170)	€ 1,803